Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 12,997	$ 13,306
Short-term bank deposits	3,000	2,527
Marketable securities	14,871	12,583
Accounts receivable:
Trade, net	14,482	12,146
Other	2,460	2,234
Related parties	384	245
Inventories	28,778	14,795
Deferred tax assets	274	47
Total current assets	77,246	57,883
Marketable securities	24,370	28,469
Assets held for employees' severance benefits	1,543	1,377
Deferred tax assets	439	114
Property, plant and equipment ("PPE"), net	1,479	1,190
Intangible assets, net	180
Total assets	105,257	89,033
Current liabilities
Trade accounts payable	6,764	7,799
Other accounts payable and accrued expenses	5,134	3,914
Related parties	50	76
Total current liabilities	11,948	11,789
Long-term liability
Liability for employees' severance benefits	2,618	2,278
Total liabilities	14,566	14,067
Commitments and contingencies
Shareholders' equity
Ordinary shares, NIS 0.01 par value; 10,000,000 shares authorized; 7,022,397 and 7,154,984 issued as at December 31, 2012 and 2013, respectively; 7,007,426 and 7,140,013 outstanding as at December 31, 2012 and 2013, respectively	21	21
Additional paid-in capital	38,626	36,065
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2012 and 2013	(38)	(38)
Retained earnings	52,082	38,918
Total shareholders' equity	90,691	74,966
Total liabilities and shareholders' equity	$ 105,257	$ 89,033